Goodwill (Details) - COP ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Goodwill From Acquisitions [Abstract]
Goodwill.		$ 1,594,279	$ 1,159,922
Oleoducto central S.A [Member]
Goodwill From Acquisitions [Abstract]
Goodwill.		683,496	683,496
Hocol petroleum limited
Goodwill From Acquisitions [Abstract]
Goodwill.		537,598	537,598
Invercolsa [member]
Goodwill From Acquisitions [Abstract]
Goodwill.	[1]	434,357
Andean chemical limited [Member]
Goodwill From Acquisitions [Abstract]
Goodwill.		127,812	127,812
Propilco S.A. [Member]
Goodwill From Acquisitions [Abstract]
Goodwill.		108,137	108,137
Gross carrying amount [member]
Goodwill From Acquisitions [Abstract]
Goodwill.		1,891,400	1,457,043
Accumulated impairment [member] | Hocol petroleum limited
Goodwill From Acquisitions [Abstract]
Goodwill.		$ (297,121)	$ (297,121)

[1]	Corresponds to the value recognized by updating the fair value of Invercolsa S.A. (Note 12).